Nature of activities (Narrative) (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements Line Items
Silver stream percentage		100.00%
Renard diamond mine [Member]
Statements Line Items
Diamond stream percentage		9.60%
Mantos Blancos copper mine [Member]
Statements Line Items
Silver stream percentage		100.00%
Canadian Malartic Mine [Member]
Statements Line Items
Net smelter return	5.00%
Top of range [Member] | Eleonore Mine [Member]
Statements Line Items
Net smelter return	3.50%
Bottom of range [Member] | Eleonore Mine [Member]
Statements Line Items
Net smelter return	2.00%